Related parties - Key management personnel remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short- term benefits
Wages	$ 8	$ 10	$ 8
Direct and indirect benefits	11	10	4
Profit sharing program ("PLR")	10	8
Total short- term benefits	29	28	12
Long- term benefits
Shares based	3	5	1
Severance	20	19	5
Total short and long-term benefits	$ 52	$ 52	$ 18